Financial Instruments and Risk Management	12 Months Ended
Mar. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
Financial Instruments and Risk Management [Text Block]

25.   Financial Instruments and Risk Management

The fair values of investments were measured using the cost, market or income approaches. The investments measured at fair value are classified into one of the three levels in the fair value hierarchy according to the relative reliability of the inputs used to estimate the fair values, with the designation based upon the lowest level of input that is significant to the fair value measurement. The three levels of the fair value hierarchy are:

Level 1 Inputs: Quoted prices (unadjusted) in active markets for identical assets or liabilities that the entity can access at the measurement date.

Level 2 Inputs: Quoted prices for similar assets or liabilities in active markets, or quoted prices for identical or similar assets or liabilities in markets that are not active, or other observable inputs other than quoted prices.

Level 3 Inputs: Unobservable inputs for the asset or liability (Unobservable inputs reflect management's assumptions on how market participants would price the asset or liability based on the information available).

Valuation of Assets that use Level 2 Inputs ("Level 2 Assets"). The fair value of Level 2 Assets would use the quoted price from the exchanges which the Company most frequently uses, with no adjustment.

The Company is exposed, in varying degrees, to a variety of financial related risks. The fair value of the Company's financial instruments, including cash, amounts receivable, investments, and accounts payable and accrued liabilities approximates their carrying value due to their short-term nature. The type of risk exposure and the way in which such exposure is managed is provided as follows:

At the year end the Company classified its financial assets into the following levels:

	As at March 31, 2022			As at March 31, 2021

Assets	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Cash		$5,318,922			$40,290,513
Digital currencies		$170,000,412			$57,499,720
Investments	$12,524,161	$-	$4,476,251	$981,736	$-	$-
	$12,524,161	$175,319,334	$4,476,251	$981,736	$97,790,233	$-

Liabilities
Convertible loan -derivative component (restated)	$-	$-	$4,986,354	$-	$-	$15,737,578
	$-	$-	$4,986,354	$-	$-	$15,737,578

Valuation of Assets / Liabilities that use Level 1 Inputs ("Level 1 Assets / Liabilities"). Consists of the Company's investments in common stock, where quoted prices in active markets are available.

Valuation of Assets / Liabilities that use Level 2 Inputs ("Level 2 Assets / Liabilities"). Consists of the Company's digital currencies, where quoted prices in active markets are available. The fair value is determined by the volume-weighted average of prices across principal exchanges as of 12:00 AM UTC, per coinmarketcap.com*.

* Coinmarketcap.com is a pricing aggregator, as the principal market or most advantageous market is not always known. The Company believes any price difference amongst the principal market and an aggregated price to be immaterial.

Valuation of Assets / Liabilities that use Level 3 Inputs ("Level 3 Assets / Liabilities"). Consists of the Company's investments in preferred stock, convertible notes and common stock. For the Company's common stock investments:

  Various Black Scholes models were utilized; and
  A prior transaction approach was used for others; some adjusted.

A verified prior transaction is initially given 100% weighting in a fair value conclusion (if completed at arm's length), but subsequently such weighting is adjusted based on the merits of newly observed data. As a result, in the absence of disconfirming data, an unadjusted prior transaction price may not be considered "stale" for months or, in some cases, years.

Level 3 Continuity

The following is a reconciliation of Level 3 assets and liabilities for the year ended March 31, 2022:

	Fair value at			Change in fair	Fair Value at,
Level 3 Continuity	March 31, 2021	Additions	Disposals	value	March 31,2022
Assets
Investments	$-	$3,579,581	$-	$896,670	$4,476,251
	$-	$3,579,581	$-	$896,670	$4,476,251
Liabilities
Convertible loan - derivative component (restated)	$15,737,578	$-	$-	$(10,751,225)	$4,986,353
	$15,737,578	$-	$-	$(10,751,225)	$4,986,353

The carrying values of the Company's cash, amounts receivable, accounts payable and accrued liabilities, term loan and loans payable approximate fair value due to their short maturities. The carrying value of the Company's lease liability is measured as the present value of the discounted future cash flows.

Credit risk

Credit risk is the risk that one party to a financial instrument will fail to discharge an obligation and cause the other party to incur a financial loss. The Company's primary exposure to credit risk is on its cash held in bank accounts as at March 31, 2022. The majority of cash is deposited in bank accounts held primarily with one major bank in Canada so there is a concentration of credit risk. This risk is managed by using a major bank that is a high credit quality financial institution as determined by rating agencies.

For the custody of its digital currencies, the Company uses the services of two institutions through custodial agreements, one located in Liechtenstein and another in the United States.

Liquidity risk

Liquidity risk is the risk that the Company will not be able to meet its financial obligations as they fall due. The Company manages liquidity risk by maintaining cash balances to ensure that it is able to meet its short term and long-term obligations as and when they fall due. The Company manages company-wide cash projections centrally and regularly updates projections for changes in business and fluctuations caused by digital currency prices and exchange rates.

As at March 31, 2022, the contractual maturities of financial and other liabilities, including estimated interest payments, are as follows:

	Contractual ash flows	within 1 year	1 to 3 years	3 to 5 years	5+ years
Accounts payable and accrued liabilities	$8,650,710	$8,650,710	$-	$-	$-
Term loan	9,517,292	9,517,292	-	-	-
Convertible loan	13,169,761	3,817,336	6,923,566	2,428,859	-
Lease commitments	14,455,466	2,774,087	5,535,148	4,810,730	1,335,501
Loans payable and interest	17,146,576	1,317,737	2,592,561	2,535,342	10,700,936
Total	$62,939,805	$26,077,162	$15,051,275	$9,774,931	$12,036,437

Foreign currency risk

Currency risk relates to the risk that the fair values or future cash flows of the Company's financial instruments will fluctuate because of changes in foreign exchange rates. Exchange rate fluctuations affect the costs that the Company incurs in its operations as well as the currency in which the Company has historically raised capital.

The Company's presentation currency is the US dollar, major purchases are transacted in US dollars, while financing to date has been completed in Canadian and US dollars. As the Company operates in an international environment, some of the Company's financial instruments and transactions are denominated in currencies other than an entity's functional currency. A portion of the Company's general and administrative costs are incurred mainly in currencies separate from each entity's functional currency, such as Swiss Francs, the Euro, the Swedish Krona, and Icelandic Krona. The fluctuation of these currencies in relation to the US dollar will consequently impact the profitability of the Company and may also affect the value of the Company's assets and liabilities and the amount of shareholders' equity.

The Company's net monetary position in the significant foreign currencies as of March 31, 2022 is summarized below with the effect on earnings before tax of a 10% fluctuation of each currency relative to the functional currency of the entity holding it to the US dollar:

	Net Monetary Position	Impact of 10% variance
	March 31, 2022	in foreign exchange rate
	(USD$equivalent)	(in foreign currency)
US Dollars	2,906,380	264,216
Canadian Dollars	412,234	29,981
Swiss Francs	(153,987)	15,119
Swedish Krona	1,976,320	19,763
Icelandic Krona	2,930,437	2,078

Interest rate risk

Interest rate risk is the risk that the fair value of future cash flows of a financial instrument will fluctuate because of changes in market interest rates. The Company's exposure to interest rate risk is limited and only relates to its ability to earn interest income on cash balances at variable rates. Changes in short term interest rates will not have a significant effect on the fair value of the Company's cash account. The interest rate on the Company's loans are fixed in nature and have limited exposure to changes in interest rates.

Price Risk

Price risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate due to changes in market prices, other than those arising from interest rate risk or foreign currency risk. The Company is not exposed to any significant price risks with respect to its financial instruments.

Loss of access risk

The loss of access to the private keys associated with the Company's digital currency holdings may be irreversible and could adversely affect an investment. Digital currencies are controllable only by an individual that possesses both the unique public key and private key or keys relating to the "digital wallet" in which the digital currency is held. To the extent a private key is lost, destroyed or otherwise compromised and no backup is accessible the Company may be unable to access the digital currencies.

Irrevocability of transactions

Digital currency transactions are irrevocable and stolen or incorrectly transferred digital currencies may be irretrievable. Once a transaction has been verified and recorded in a block that is added to the blockchain, an incorrect transfer or theft generally will not be reversible, and the Company may not be capable of seeking compensation.

Regulatory oversight risk

Regulatory changes or actions may restrict the use of digital currencies or the operation of digital currency networks or exchanges in a manner that adversely affects investments held by the Company.

Digital Asset Risk

Digital currencies are measured at fair value less cost to sell. Digital currency prices are affected by various forces including global supply and demand, interest rates, exchanges rates, inflation or deflation and the political and economic conditions. Further, digital currencies have no underlying backing or contracts to enforce recovery of invested amounts. The profitability of the Company is related to the current and future market price of digital currencies; in addition, the Company may not be able to liquidate its holdings of digital currencies at its desired price if necessary. Investing in digital currencies is speculative, prices are volatile and market movements are difficult to predict. Supply and demand for such currencies change rapidly and are affected by a variety of factors, including regulation and general economic trends. Digital currencies have a limited history, their fair values have historically been volatile and the value of digital currencies held by the Company could decline rapidly. A decline in the market prices of digital currencies could negatively impact the Company's future operations. Historical performance of digital currencies is not indicative of their future performance.

Many digital currency networks are online end-user-to-end-user networks that host a public transaction ledger (blockchain) and the source code that comprises the basis for the cryptographic and algorithmic protocols governing such networks. In many digital currency transactions, the recipient or the buyer must provide its public key, which serves as an address for a digital wallet, to the seller. In the data packets distributed from digital currency software programs to confirm transaction activity, each party to the transaction user must sign transactions with a data code derived from entering the private key into a hashing algorithm, which signature serves as validation that the transaction has been authorized by the owner of the digital currency. This process is vulnerable to hacking and malware and could lead to theft of the Company's digital wallets and the loss of the Company's digital currency.

Digital currencies are loosely regulated and there is no central marketplace for exchange. Supply is determined by a computer code, not a central bank. Additionally, exchanges may suffer from operational issues, such as delayed execution, that could have an adverse effect on the Company.

Additionally, to the extent that the digital asset exchanges representing a substantial portion of the volume in digital asset trading are involved in fraud or experience security failures or other operational issues, such digital asset exchanges' failures may result in loss or less favorable prices of digital currencies, or may adversely affect the Company, its operations and its investments.

Safeguarding of Digital Assets

The Company utilizes the Fireblocks platform to maintain custody, transfer, and secure a material portion of its digital currencies associated with its operations. Fireblocks, with locations in New York and Tel Aviv, utilizes a secure hot vault and secure transfer environment to help establish connections between the Company's wallets and exchanges. Fireblocks utilizes multi-party computation ("MPC") protection layers to distribute private key secrets across multiple locations to ensure there is no single point of failure associated with the private keys. The use of MPC ensures private key shards are never concentrated to a single device at any point in time. The Company utilizes the Fireblocks Policy Engine to designate transaction approval policies for digital assets held within the Fireblocks portal. As such, administrators configure automated rules to ensure all transactions are disbursed based on the asset sent, total value of the transaction, source and destination of funds and signor requirements. All transactions initiated from Fireblocks that fail to meet the Company's predefined criteria per the engine policy are automatically rejected. All internal wallets owned by the Company and external wallets for addresses of the Company's counterparties require multiple approvals in accordance with our whitelisting policy. As such, the Company settles with counterparties or entities without the risk of losing funds due to deposit address attacks or errors. Fireblocks is SOC 2 Type II certified for the defined period and undergoes a SOC 2 review on an annual basis. The Company reviews the Fireblocks SOC 2 report to ensure they maintain a secure technology infrastructure and that their systems are designed and operating effectively. Additionally, the Company reviews its own complementary user entity controls in conjunction with the Fireblocks controls to ensure that applicable trust services criteria can be met. Fireblocks maintains an insurance policy which has coverage for technology, cyber, and professional liability and is rated "A" by A.M. Best based on the strength of the policy and has had no known security breaches or incidents reported to date.

Digital asset mining risk

The digital asset mining industry has seen rapid growth and innovation, and the Company may be unable to compete effectively. The Company's expenses may be greater than we anticipate, and our investments to make the Company more efficient or to gain digital asset mining market share may not outpace monetization efforts. ASIC and GPU miners and other necessary hardware are also subject to malfunction, technological obsolescence, the global supply chain and difficulty and cost in obtaining new hardware. Any major malfunction out of the typical range of downtime for normal maintenance and repair could cause a significant disruption in our ability to continue mining, which could result in lower yields and harm our digital asset mining market share. New miners can be costly and may be in short supply. There can be no assurances that the most efficient mining hardware will be readily available when we identify the need for it. We face competition in acquiring mining machines from major manufacturers and, at a given time, mining machines may only be available for pre-order months in advance. As a result of competition for the latest generation mining machines, or if we unexpectedly need to replace our mining machines due to a faulty shipment or other failure, we may not be able to secure replacement machines at reasonable costs on a timely basis.

Digital currency mining operations can consume significant amounts of electricity, and recently, there has been increased focus on, and public debate surrounding, the negative environmental, social and governance considerations associated with such operations. Regulatory changes or actions in foreign jurisdictions may affect the Company's business or restrict the use of one or more digital assets, mining activity or the operation of their networks or the digital asset exchange market in a manner that adversely affects the Company's business and if regulators or public utilities take actions that restrict or otherwise impact mining activities, there may be a significant decline in such activities, which could adversely affect digital asset networks, the Company's business and the market price of the Company's common shares.

Digital asset mining risk

The Company's business strategy currently focuses on mining Bitcoin and Ethereum, and our hardware is limited to mining using current "proof-of-work" protocols. There could be developments in proof of work protocols, or other competing validation methods or processes that render such business strategy obsolete. Proof-of-stake is an alternative method of validating digital asset transactions. Proof-of-stake methodology does not rely on resource intensive calculations to validate transactions and create new blocks in a blockchain; instead, the validator of the next block is determined, sometimes randomly, based on a methodology in the blockchain software. Rewards, and sometimes penalties, are issued based on the amount of digital assets a user has "staked" in order to become a validator. Should Bitcoin or Ethereum shift from a proof-of-work validation method to a proof-of-stake or other method, the transaction verification process (i.e., "mining" or "validating") may render our mining business less competitive or less profitable.

In addition, the aggregate computing power of the global Bitcoin and Ethereum networks have generally grown over time and we expect it to continue to grow in the future. The barriers to entry for new Bitcoin and Ethereum miners are relatively low, which can give rise to additional capacity from competing miners. As the hash rate in the Bitcoin and Ethereum networks increase, the amount of Bitcoin and Ethereum earned per unit of hash rate decreases. The Bitcoin and Ethereum protocols respond to increasing total hash rate by increasing the "difficulty" of Bitcoin and Ethereum mining respectively. If this "difficulty" increases at a significantly higher rate, we would need to increase our hash rate at the same rate in order to maintain market share and generate equivalent block rewards. Therefore, in order to maintain or increase our market share, we may be required to make significant capital expenditures.

Any decrease in the Company's effective market share would result in a reduction in our share of block rewards and transaction fees, which could adversely affect our financial performance and financial position.

Uncertain tax position

Various foreign jurisdictions have, and may continue to adopt laws, regulations or directives that affect a digital asset network, the digital asset markets, and their users, particularly digital asset exchanges and service providers that fall within such jurisdictions' regulatory scope. For example, if China or other foreign jurisdictions were to ban or continue to otherwise restrict mining activity, including by regulating or limiting manufacturers' ability to produce or sell semiconductors or hard drives in connection with mining, it would have a material adverse effect on digital asset networks, the digital asset market, and as a result, impact our business.

A number of foreign jurisdictions have recently taken regulatory action aimed at digital asset activities. China has made transacting in digital currencies illegal for Chinese citizens in mainland China, and additional restrictions may follow. As recently as September 2021, China's central bank has further restricted digital asset-related activities, stating that activity by overseas digital asset exchanges, and services offering trading, order matching, and token issuance and derivatives, constitute illegal activity. Both China and South Korea have banned initial coin offerings entirely and regulators in other jurisdictions, including Canada, Singapore, and Hong Kong, have opined that initial coin offerings may constitute securities offerings subject to local securities regulations. In May 2021, the Chinese government announced renewed efforts to restrict digital currencies trading and mining activities, citing concerns about high energy consumption and its desire to promote financial stability. Regulators in the Inner Mongolia and other regions of China have proposed regulations that would create penalties for companies engaged in digital currency mining activities and introduce heightened energy saving requirements on industrial parks, data centers and power plants providing electricity to digital currency miners. The United Kingdom's Financial Conduct Authority published final rules in October 2020 banning the sale of derivatives and exchange traded notes that reference certain types of digital currencies, contending that they are "ill-suited" to retail investors citing extreme volatility, valuation challenges and association with financial crime.

Foreign laws, regulations or directives may conflict with those of the jurisdiction we operate in and may negatively impact the acceptance of one or more digital assets by users, merchants and service providers and may therefore impede the growth or sustainability of the digital asset economy in the European Union, China, Japan, Russia and the United States and globally, or otherwise negatively affect the value of digital assets that we invest in. The effect of any future regulatory change on our business or the digital assets that we invest in is impossible to predict, but such change could be substantial and substantial and adverse to our investment and trading strategies, the value of our assets and the value of any investment in us.